UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	5/31/2026

Item 1. Reports to Stockholders.

(a)

LGM Risk Managed Total Return Fund - Institutional Class (LBETX )

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about LGM Risk Managed Total Return Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.LGMCapitalmanagement.com . You can also request this information by contacting us at 1-844-655-9371.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$272	2.62%

How did the Fund perform last year?

Investment Objective

The Fund seeks to provide total returns from capital appreciation and income with lower volatility than the S&P 500 Index, with a secondary objective of limiting risk during unfavorable or declining market conditions.

Performance

The Fund’s total return of 7.66% vs 3.25% more than doubled its benchmark Bloomberg Global Aggregate Index, outperforming it by 4.41% for the one-year period ending May 31, 2026. Specifically, by managing risk during the equity and bond market sell-offs due to the U.S - Iran War. The Fund met its objectives, including lower volatility than the S&P 500 Index and limiting risk during unfavorable and declining market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	LGM Risk Managed Total Return Fund - Institutional Class	Bloomberg Global Aggregate Index	S&P 500® Index
Jun-2017	$10,000	$10,000	$10,000
May-2018	$11,374	$10,166	$11,350
May-2019	$11,264	$10,481	$11,779
May-2020	$10,706	$11,067	$13,292
May-2021	$10,938	$11,561	$18,651
May-2022	$11,199	$10,034	$18,595
May-2023	$11,175	$9,584	$19,138
May-2024	$12,800	$9,659	$24,532
May-2025	$13,360	$10,338	$27,850
May-2026	$14,383	$10,675	$36,144

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (June 12, 2017)
LGM Risk Managed Total Return Fund - Institutional Class	7.66%	5.63%	4.14%
Bloomberg Global Aggregate Index	3.25%	-1.58%	0.73%
S&P 500® Index	29.78%	14.15%	15.41%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-655-9371.

Fund Statistics

  Net Assets$13,070,186
  Number of Portfolio Holdings4
  Advisory Fee (net of waivers)$147,402
  Portfolio Turnover426%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	61.0%
Fixed Income	5.6%
Equity	33.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	22.6%
State Street SPDR Dow Jones Industrial Average ETF	7.8%
Vanguard Total Bond Market ETF	5.6%
State Street Financial Select Sector SPDR ETF	3.0%

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.

LGM Risk Managed Total Return Fund - Institutional Class (LBETX )

Annual Shareholder Report - May 31, 2026

Additional information is available on the Fund’s website (www.LGMCapitalmanagement.com ), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053126-LBETX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $15,000
2025 - $14,750

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2026 - None
2025 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 - $3,060
2025 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

LGM Risk Managed Total Return Fund

Institutional Class – LBETX

Annual Financial Statements
And
Additional Information
May 31, 2026

LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.0%
	EQUITY - 33.4%
4,000	Invesco QQQ Trust Series 1	$2,953,240
7,500	State Street Financial Select Sector SPDR ETF	386,850
2,000	State Street SPDR Dow Jones Industrial Average ETF	1,021,560
		4,361,650
	FIXED INCOME - 5.6%
10, 000	Vanguard Total Bond Market ETF	734,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost$4,416,65 2)	5,096,250

	TOTAL INVESTMENTS - 39.0% (Cost $4,416,652)	$5,096,250
	Other Assets in Excess of Liabilities - 61.0%	7,973,936
	NET ASSETS - 100.0%	$13,070,186

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026

ASSETS
Investment securities:
At cost	$4,416,652
At fair value	$5,096,250
Cash	8,027,010
Interest receivable	19,925
TOTAL ASSETS	13,143,185

LIABILITIES
Investment advisory fees payable	10,229
Payable to related parties	29,931
Accrued expenses and other liabilities	32,839
TOTAL LIABILITIES	72,999
NET ASSETS	$13,070,186

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$13,881,427
Accumulated losses	(811,241)
NET ASSETS	$13,070,186

Net Asset Value Per Share:
Institutional Class Shares:
Net Assets	$13,070,186
Shares of beneficial interest outstanding *	1,092,347

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share **	$11.97

*	Unlimited number of shares of beneficial interest authorized, no par value.

**	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2026

INVESTMENT INCOME
Interest	$267,863
Dividends	116,815
TOTAL INVESTMENT INCOME	384,678

EXPENSES
Investment advisory fees	147,402
Administrative services fees	65,424
Accounting services fees	30,213
Transfer agent fees	27,504
Compliance officer fees	25,184
Legal fees	24,430
Audit and tax fees	20,445
Trustees’ fees and expenses	18,466
Printing and postage expenses	7,757
Third party administrative servicing fees	6,575
Registration fees	4,091
Custodian fees	3,308
Insurance expense	1,825
Other expenses	2,748
TOTAL EXPENSES	385,372

Less: Fees waived by the Advisor	(17,033)

NET EXPENSES	368,339

NET INVESTMENT INCOME	16,339

NET REALIZED AND UNREALIZED GAINS FROM INVESTMENTS
Net realized gain from investments	611,353
Net change in unrealized appreciation on investments	426,750
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENTS	1,038,103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,054,442

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	May 31, 2026	May 31, 2025

FROM OPERATIONS
Net investment income	$16,339	$54,612
Net realized gain from investments	611,353	1,362,435
Net change in unrealized appreciation (depreciation) on investments	426,750	(823,502)
Net increase in net assets resulting from operations	1,054,442	593,545

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Institutional Class	(54,547)	(141,393)
Decrease in net assets from distributions to shareholders	(54,547)	(141,393)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,577,683	4,595,461
Reinvestment of distributions to shareholders	54,154	141,072
Redemption fee proceeds	14	—
Payments for shares redeemed	(4,497,595)	(3,289,672)
Net increase (decrease) in net assets from shares of beneficial interest	(2,865,744)	1,446,861

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,865,849)	1,899,013

NET ASSETS
Beginning of Year	14,936,035	13,037,022
End of Year	$13,070,186	$14,936,035

SHARE ACTIVITY
Institutional Class:
Shares Sold	138,410	410,803
Shares Reinvested	4,721	12,429
Shares Redeemed	(388,771)	(293,227)
Net increase (decrease) in shares of beneficial interest outstanding	(245,640)	130,005

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Institutional Class
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022
Net asset value, beginning of year	$11.16	$10.79	$9.42	$9.44	$9.22
Activity from investment operations:
Net investment income (loss) (6)	0.01	0.04	0.11	0.03	(0.18)
Net realized and unrealized gain (loss) on investments	0.84	0.43	1.26	(0.05)	0.40
Total from investment operations	0.85	0.47	1.37	(0.02)	0.22
Redemption fees	0.00 (2)	—	—	—	0.00 (2)
Less distributions from:
Net investment income	(0.04)	(0.10)	—	—	—
Total distributions	(0.04)	(0.10)	—	—	—
Net asset value, end of year	$11.97	$11.16	$10.79	$9.42	$9.44
Total return (3)	7.66%	4.37%	14.54%	(0.21)%	2.39%
Net assets, end of year (000s)	$13,070	$14,936	$13,037	$14,300	$15,060
Ratio of gross expenses to average net assets (4,5)	2.62%	2.68%	2.86%	2.72%	2.32%
Ratio of net expenses to average net assets (5)	2.50%	2.66%	2.86%	2.72%	2.32%
Ratio of net investment income (loss) to average net assets (6)	0.11%	0.38%	1.10%	0.28%	(1.96)%
Portfolio Turnover Rate	426%	169%	355%	1361%	3065%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period/year.

(2)	Less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

LGM Risk Managed Total Return Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2026

1.	ORGANIZATION

The LGM Risk Managed Total Return Fund (the “Fund”) is a diversified series of shares of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on June 12, 2017. The Fund’s objective is to provide total return from capital appreciation and income with lower volatility than the S&P 500 Index, with a secondary objective of limiting risk during unfavorable or declining market conditions. The Fund is a “fund of funds” in that the Fund generally invests in other investment companies.

The Fund currently offers Institutional Class shares at net asset value.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Fund’s portfolio manager and the chief financial officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – The Fund records its investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value, including the short-term investments currently held.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third-party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds, including money market funds, are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

LGM Risk Managed Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2026

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. Applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LGM Risk Managed Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2026, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,096,250	$—	$—	$5,096,250
Total	$5,096,250	$—	$—	$5,096,250

The Fund did not hold any level 2 or 3 securities during the year.

*	Refer to the Schedule of Investments for classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities in their portfolio, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Dividends that represent long-term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex -dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax -basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – The Fund has qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Fund did not incur any interest or penalties. The Fund typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that it will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

LGM Risk Managed Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents, if any, are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $21,153,819 and $22,225,722, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

LGM Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Fund accrued $147,402 in advisory fees for the year ended May 31, 2026.

For the period June 1, 2025 to September 30, 2025 the Adviser contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expenses on securities sold short); (vi) taxes; (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and trustees, and contractual indemnification of Fund service providers (other than the Adviser))) would not exceed 2.62% of the Fund’s net assets.

Effective October 1, 2025 the Adviser agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 1, 2026, to ensure that the total annual fund operating expenses after fee waivers and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and trustees, and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed

LGM Risk Managed Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2026

2.48% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Board only on 60 days’ written notice to the Adviser. During the year ended May 31, 2026, the Adviser waived fees in the amount of $17,033. Subject to the conditions described above, the Adviser can recoup previously waived fees and reimbursed expenses of $2,925 until May 31, 2028, and $17,033 until May 31, 2029.

Certain affiliates of the Northern Lights Distributors, LLC (the “Distributor”) provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in “Compliance officer fees” in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis as shown in the Statement of Operations. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in “Printing and postage expenses” in the Statement of Operations.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents costs for financial reporting purposes. Aggregate cost for federal tax purposes is $4,416,652 for the Fund.

Unrealized Appreciation	$679,598
Unrealized Depreciation	—
Tax Net Unrealized Appreciation	$679,598

The tax character of distributions paid during the fiscal years ended May 31, 2026, and May 31, 2025 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2026	May 31, 2025
Ordinary Income	$54,547	$141,393
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$54,547	$141,393

As of May 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$16,283	$—	$—	$(1,507,122)	$—	$679,598	$(811,241)

LGM Risk Managed Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2026

At May 31, 2026, the Fund had capital loss carryforwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Non-expiring Short-	Non-expiring Long-
Term	Term	Total	CLCF Utilized
$1,507,122	$—	$1,507,122	$518,502

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than ninety days. The redemption fee is paid directly to the Fund. Please refer to the Statements of Changes in Net Assets for the collected redemption fees.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of the Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, Charles Schwab & Co. and SEI Private Trust Company held 31.85% and 66.76%, respectively, of the voting securities of the Fund and may be deemed to control the Fund.

8.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of LGM Risk Managed Total Return Fund and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LGM Risk Managed Total Return Fund (the “Fund”), a series of Northern Lights Fund Trust IV, as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 30, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

LGM Risk Managed Total Return Fund

ADDITIONAL INFORMATION (Unaudited)

May 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with LGM Capital Management, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on April 22, 2026 (the “Meeting”), the Board, all of whom are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “LGM Advisory Agreement”) between LGM Capital Management, LLC (“LGM”) and the Trust, with respect to LGM Risk Managed Total Return Fund (“LGMRM”).

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the LGM Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the LGM Advisory Agreement on behalf of LGMRM and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the LGM Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing LGMRM, noting no changes since the last approval of the investment advisory agreement. The Board further reviewed the investment advisory services provided by LGM to LGMRM, which included, among other things, technical research and analysis, portfolio management and compliance oversight. The Board noted that LGM did not report any compliance issues, regulatory examinations nor any material litigation or administration action since the last approval of the advisory agreement. The Board concluded it could expect LGM to continue to provide satisfactory services to LGMRM and its shareholders.

Performance. The Board noted that LGMRM had net returns of 0.99% for the 1-year period ended January 31, 2026, underperforming its peer group and Morningstar category medians and its benchmark indices, S&P 500 TR Index and Bloomberg Global Aggregate Index. The Board further noted that LGMRM outperformed its Morningstar category median and the Bloomberg Global Aggregate Index for the 3-year and 5-year period ended January 31, 2026 and the Bloomberg Global Aggregate Index since inception. The Board observed that LGMRM ranked in the first quartile of its peer group with respect to standard deviation across all periods. The Board noted LGM’s assertion that LGMRM continued to meet its investment objective of minimizing drawdowns and that the underperformance for the 1-year period could be attributed to the uncertainty of global tariffs. The Board concluded that LGMRM’s performance was acceptable.

Fees and Expenses. The Board noted that LGMRM’s advisory fee of 1.00% was higher than its Morningstar category median and average and peer group average but equal to the peer group median and lower than the Morningstar category high of 1.20% for the period ended January 31, 2026. The Board further noted that the advisory fee for LGMRM ranked 7th out of 13 peers for the period ended January 31, 2026. The board observed that LGMRM’s net expense ratio of 2.66% was higher than the peer group and Morningstar category averages and medians for the period ended January 31, 2026, but equal to the Morningstar category high. The Board noted that there was an

LGM Risk Managed Total Return Fund

ADDITIONAL INFORMATION (Unaudited)

May 31, 2026

expense limitation agreement in place with respect to LGMRM. The Board observed LGM’s assertion that the higher advisory fee compared to its peer group and Morningstar category could be attributed to LGMRM’s relatively small net assets. The Board determined that the advisory fee charged by LGM for LGMRM was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by LGM and observed that LGM was earning a reasonable profit from LGMRM. The Board determined that excessive profitability was not an issue for LGM with respect to LGMRM at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of LGMRM. The Board noted that there were no perceived economies of scale at this time, but LGM indicated a willingness to revisit the topic at higher asset levels.

Conclusion. Having requested such information from LGM as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement between LGM and the Trust, on behalf of LGMRM, was in the best interests of LGMRM and its shareholders.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, is available without charge, upon request, by (i) calling 1-844-655-9371; (ii) visiting the Fund’s website at www.LGMCapitalmanagement.com; or (iii) by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	8/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	8/3/2026

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	8/3/2026